Off-balance sheet commitments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Off-balance sheet commitments
Closing balance	€ 41	€ 16
Not later than one year
Off-balance sheet commitments
Closing balance	20	2
Between one and five years
Off-balance sheet commitments
Closing balance	21	14
More than five years
Off-balance sheet commitments
Closing balance	€ 0	€ 0